Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Symmetry Panoramic US Equity Fund | Class I Shares, Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	20.57%	17.77%	(13.22%)	28.37%	8.97%	27.00%
Symmetry Panoramic International Equity Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	5.15%	14.26%	(15.28%)	9.49%	8.30%	17.35%
Symmetry Panoramic Global Equity Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	14.73%	15.92%	(13.99%)	20.72%	8.79%	22.96%
Symmetry Panoramic Tax Managed Global Equity Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	12.91%	18.19%	(14.10%)	19.43%	8.53%	24.65%
Symmetry Panoramic US Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	1.57%	4.88%	(9.45%)	(1.72%)	5.63%	5.91%
Symmetry Panoramic Municipal Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	1.71%	3.52%	(3.05%)	(0.31%)	1.47%	2.41%
Symmetry Panoramic Global Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	2.62%	6.78%	(12.91%)	(2.25%)	5.42%	7.49%
Symmetry Panoramic Alternatives Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	8.15%	5.01%	12.79%	5.86%	3.42%	2.50%